Redeemable Convertible Preferred Stock (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Apr. 30, 2014	Feb. 28, 2014	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 08, 2015
Class of Stock [Line Items]
Debt conversion, original debt, amount				$ 0	$ 3,000,000
Common Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion					294,994		294,994
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity redemption request of minimum percentage of holders of outstanding preferred stock required					70.00%
Temporary equity, shares issued	594,904	1,405,096	1,999,864
Temporary equity, par or stated value per share			$ 1.00
Debt conversion, original debt, amount			$ 1,999,864
Proceeds from Issuance of convertible preferred stock	$ 594,904	$ 1,405,096
Payment of financing and stock issuance costs, total						$ 62,098
Preferred stock, dividend rate, percentage					8.00%
Conversion rate description				The initial conversion rate was one common share for each preferred share, which may be adjusted for specified dilutive transactions.